Income Taxes - Significant components of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Insurance claims and reserves		$ 516	$ 426
Other, net		14	18
Total deferred tax assets		530	444
Deferred tax liabilities:
Investment securities		(261)	(209)
Deferred policy acquisition costs		(279)	(266)
Total deferred tax liabilities		(540)	(475)
Net deferred tax assets (liabilities)	$ (72)	(10)	(31)
Excluding Unrealized Gains
Deferred tax assets:
Insurance claims and reserves		489	404
Other, net		19	22
Total deferred tax assets		508	426
Deferred tax liabilities:
Investment securities		4	(6)
Deferred policy acquisition costs		(375)	(348)
Total deferred tax liabilities		(371)	(354)
Net deferred tax assets (liabilities)		137	72
Impact of Unrealized Gains
Deferred tax assets:
Insurance claims and reserves		27	22
Other, net		(5)	(4)
Total deferred tax assets		22	18
Deferred tax liabilities:
Investment securities		(265)	(203)
Deferred policy acquisition costs		96	82
Total deferred tax liabilities		(169)	(121)
Net deferred tax assets (liabilities)		$ (147)	$ (103)